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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

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                                   FORM N-PX

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         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

                 INVESTMENT COMPANY ACT FILE NUMBER 811-21734

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                     PIMCO GLOBAL STOCKSPLUS & INCOME FUND
              (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               -----------------

                       1633 BROADWAY, NEW YORK, NY 10019
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                              WILLIAM G. GALIPEAU
                           650 NEWPORT CENTER DRIVE
                            NEWPORT BEACH, CA 92660
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-844-337-4626

                       DATE OF FISCAL YEAR END: MARCH 31

            DATE OF REPORTING PERIOD: JULY 1, 2014 TO JUNE 30, 2015

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21734
Reporting Period: 07/01/2014 - 06/30/2015
PIMCO Global StocksPLUS & Income Fund









==================== PIMCO Global StocksPLUS & Income Fund =====================


GLOBAL GEOPHYSICAL SERVICES, INC.

Ticker:       GEGSQ          Security ID:  37946SAB3
Meeting Date: DEC 12, 2014   Meeting Type: Written Consent
Record Date:  OCT 30, 2014

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The Plan                                None      Did Not Vote Management
2     Opt Out Of The Releases In Article 12   None      Did Not Vote Management
      Of The Plan
3 Holder Is An Accredited Investor As Of None Did Not Vote Management October 15, 2014


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OGX PETROLEO E GAS SA

Ticker:                      Security ID:  ADPV28048
Meeting Date: JUN 30, 2015   Meeting Type: Debenture Holder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Release Assets From Pledging Re:        For       Did Not Vote Management
      Exploration Rights of Oil Blocks
      POT-M-762, POT-M-475, CE-M-603, and
      CEM-M-661
2     Release Assets From Pledging Re:        For       Did Not Vote Management
      Present and Future Oil Production of
      Blocks POT-M-762, POT-M-475, CE-M-603,
      and CEM-M-661
3     Release Assets From Pledging Re:        For       Did Not Vote Management
      Credit Rights Related to the Oil
      Production of Blocks POT-M-762,
      POT-M-475, CE-M-603, and CEM-M-661


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OGX PETROLEO E GAS SA

Ticker:                      Security ID:  ADPV28049
Meeting Date: JUN 30, 2015   Meeting Type: Debenture Holder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Release Assets From Pledging Re:        For       Did Not Vote Management
      Exploration Rights of Oil Blocks
      POT-M-762, POT-M-475, CE-M-603, and
      CEM-M-661
2     Release Assets From Pledging Re:        For       Did Not Vote Management
      Present and Future Oil Production of
      Blocks POT-M-762, POT-M-475, CE-M-603,
      and CEM-M-661
3     Release Assets From Pledging Re:        For       Did Not Vote Management
      Credit Rights Related to the Oil
      Production of Blocks POT-M-762,
      POT-M-475, CE-M-603, and CEM-M-661


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OLEO E GAS PARTICIPACOES SA

Ticker:       OGXP3          Security ID:  ADPV28048
Meeting Date: MAY 04, 2015   Meeting Type: Debenture Holder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Deliberate Regarding Trustees'          For       For          Management
      Measures to Resolve Issues Concerning
      Maturity of Debentures and Issuer's
      Breach of Certain Monetary and
      Nonmonetary Obligations


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OLEO E GAS PARTICIPACOES SA

Ticker:       OGXP3          Security ID:  ADPV28049
Meeting Date: MAY 04, 2015   Meeting Type: Debenture Holder
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Deliberate Regarding Trustees'          For       For          Management
      Measures to Resolve Issues Concerning
      Maturity of Debentures and Issuer's
      Breach of Certain Monetary and
      Nonmonetary Obligations

========== END NPX REPORT

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                                  SIGNATURES

   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Global StocksPlus & Income Fund

By:  /s/ Peter G. Strelow
     Peter G. Strelow,
     President, Principal Executive Officer

Date: August 25, 2015